March 27, 2015	92937.00003

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	TCW Alternative Funds (the “Trust”)

File No. 811-08510

Ladies and Gentlemen:

Transmitted herewith for filing is a registration statement on Form N-14 for the Trust for filing under the Securities Act of 1933, as amended (the “Registration Statement”). The Trust proposes that the Registration Statement become effective on or about April 27, 2015, and will submit a request for acceleration of effectiveness for such time upon the filing of a pre-effective amendment to the Registration Statement. The Registration Statement is being filed in connection with the reorganization of the RiverPark/Gargoyle Hedged Value Fund, a series of RiverPark Funds Trust, into the TCW/Gargoyle Hedged Value Fund, a series of the Trust.

Please call the undersigned at (212) 318-6052, or David Hearth at (415) 856-7007, with any questions or comments that you may have regarding the Registration Statement. Thank you.

Very truly yours,

/s/ Christopher J. Tafone

Christopher J. Tafone for PAUL HASTINGS LLP

cc: David A. Hearth, Paul Hastings LLP